Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000
Previously Paid Amount	0
Total Fee Amount	276.20
Net Fee	$ 276.20
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A